Fair Value Measurements - Details of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 1,410	$ 690
Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 1,930	1,104
5.375% Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage of contractual interest rate on Notes	5.375%	5.375%
5.375% Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 689	0
5.375% Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 700	0
1.125% Convertible Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage of contractual interest rate on Notes	1.125%	1.125%
1.125% Convertible Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 448	426
1.125% Convertible Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 865	767
1.625% Convertible Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage of contractual interest rate on Notes	1.625%	1.625%
1.625% Convertible Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 273	264
1.625% Convertible Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		365	$ 337
Level 2 | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 1,428	1,410
Level 2 | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	1,773	1,930
Level 2 | 5.375% Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	690	689
Level 2 | 5.375% Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	702	700
Level 2 | 1.125% Convertible Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	460	448
Level 2 | 1.125% Convertible Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	742	865
Level 2 | 1.625% Convertible Notes | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	278	273
Level 2 | 1.625% Convertible Notes | Total Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 329	$ 365